Average Annual Total Returns			12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Oct. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
James Small Cap Fund | VettaFi US Equity 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.80%	13.76%		12.50%
James Small Cap Fund | VettaFi US Equity Small-Cap 2000 TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.28%	7.42%		7.79%
James Small Cap Fund | James Small Cap Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			18.17%	12.39%		6.53%
James Small Cap Fund | James Small Cap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.52%	11.68%		5.27%
James Small Cap Fund | James Small Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.07%	9.83%		4.88%
JAMES MICRO CAP FUND | VettaFi US Equity 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		23.80%	13.76%		12.50%
JAMES MICRO CAP FUND | VettaFi US Equity Micro-Cap TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		9.74%	3.60%		4.65%
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.97%	8.54%		7.22%
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.63%	7.79%		6.43%
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.80%	6.63%		5.66%
James Aggressive Allocation Fund | VettaFi US Equity 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		23.80%	13.76%	12.89%
James Aggressive Allocation Fund | 65% VettaFi US Equity 3000 TR Index, 35% Bloomberg U.S. Aggregate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		15.49%	8.99%	9.10%
James Aggressive Allocation Fund | James Aggressive Allocation Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.13%	6.63%	4.48%
Performance Inception Date		Jul. 01, 2015
James Aggressive Allocation Fund | James Aggressive Allocation Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.94%	6.47%	4.30%
James Aggressive Allocation Fund | James Aggressive Allocation Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.46%	5.18%	3.51%
RetailClass | VettaFi US Equity 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]		23.80%	13.76%		12.50%
RetailClass | Blended Index (25% VettaFi US Equity Large/Mid-Cap 1000 TR Index, 25% VettaFi US Equity Small-Cap 2000 TR Index, 50% Bloomberg Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		10.47%	6.32%		6.39%
RetailClass | James Balanced: Golden Rainbow Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.27%	4.56%		3.24%
RetailClass | James Balanced: Golden Rainbow Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.30%	3.60%		2.16%
RetailClass | James Balanced: Golden Rainbow Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.77%	3.40%		2.34%
Institutional Class | James Balanced: Golden Rainbow Fund | VettaFi US Equity 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]		23.80%	13.76%		12.50%
Institutional Class | James Balanced: Golden Rainbow Fund | Blended Index (25% VettaFi US Equity Large/Mid-Cap 1000 TR Index, 25% VettaFi US Equity Small-Cap 2000 TR Index, 50% Bloomberg Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		10.47%	6.32%		6.39%
Institutional Class | James Balanced: Golden Rainbow Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.57%	4.83%		3.49%
Institutional Class | James Balanced: Golden Rainbow Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.50%	3.77%		2.32%
Institutional Class | James Balanced: Golden Rainbow Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.99%	3.58%		2.51%

[1]	Broad-based securities market index.
[2]	Additional index.
[3]	Broad-based securities market index.
[4]	Additional index.
[5]	Broad-based securities market index.
[6]	Additional index.
[7]	Broad-based securities market index.
[8]	Additional index.
[9]	Broad-based securities market index.
[10]	Additional index.